Cover	Feb. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Registrant Name	SYMBOTIC INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40175
Entity Tax Identification Number	98-1572401
Entity Address, Address Line One	200 Research Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	978
Local Phone Number	284-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001837240